RELATED-PARTY TRANSACTIONS - Operations with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Sales to related parties	R$ 65,347	R$ 400,204	R$ 1,620,459
Purchases from related parties	85,547	263,328	210,931
Sales to related parties, net of purchases	(20,200)	136,876	1,409,528
Rental income from related party	921	R$ 870	R$ 877
Controlling shareholders
RELATED PARTY TRANSACTIONS
Proceeds from sale of property to related party	R$ 7,571